Share-based Payments	6 Months Ended
Jun. 30, 2024
Share-based Payments [Abstract]
Share-based Payments	Share-based Payments
Share-based payments includes stock options and restricted stock units (“RSUs”). Expense for stock options and time-based RSUs is recognized based on the grant date fair value of these awards. Performance-based RSUs to executives are treated as liability awards and the related expense is recognized based on reporting date fair value up until settlement date.
Share-based Payment Expense
The Group's share-based payment expense for the six months ended June 30, 2024 and 2023 was $4,648 and $1,256, respectively. The following table provides the classification of the Group’s consolidated share-based payment expense as reflected in the Condensed Consolidated Statement of Comprehensive Income/(Loss):

Six months ended June 30,	2024 $	2023 $
General and administrative	4,471	1,121
Research and development	176	135
Total	4,648	1,256
The Performance Share Plan
In June 2015, the Group adopted the Performance Stock Plan (the “2015 PSP”). Under the 2015 PSP and subsequent amendments, awards of ordinary shares may be made to the Directors, senior managers and employees, and other individuals providing services to the Group up to a maximum authorized amount of 10.0 percent of the total ordinary shares outstanding.
In June 2023 the Group adopted a new Performance Stock Plan (the "2023 PSP") that has the same terms as the 2015 PSP but instituted for all new awards a limit of 10.0 percent of the total ordinary shares outstanding over a five-year period.
The awards granted under these plans have various vesting terms over a period of service between one and four years, provided the recipient remains continuously engaged as a service provider. The options awards expire 10 years from the grant date.
The share-based awards granted under these plans are generally equity-settled (see cash settlements below). As of June 30, 2024, the Group had issued 31,654,895 units of share-based awards under these plans.
RSUs
During the six months ended June 30, 2024 and 2023, the Group granted the following RSUs to certain non-executive Directors, executives and employees:

Six months ended June 30,	2024	2023
Time based RSUs	3,933,606	102,732
Performance based RSUs	1,822,151	3,576,937
Total RSUs	5,755,757	3,679,669
Each RSU entitles the holder to one ordinary share on vesting and the RSU awards are generally based on a vesting schedule over a one to three-year requisite service period in which the Group recognizes compensation expense for the RSUs. Following vesting, each recipient will be required to make a payment of one pence per ordinary share on settlement of the RSUs.
Time-based RSUs are equity-settled. The grant date fair value on such RSUs is recognized over the vesting term.
Performance-based RSUs are granted to executives. Vesting of such RSUs is subject to the satisfaction of both performance and market conditions. The performance condition is based on the achievement of the Group's strategic targets. The market conditions are based on the achievement of the absolute total shareholder return (“TSR”), TSR as compared to the FTSE 250 Index, and TSR as compared to the MSCI Europe Health Care Index. The RSU award performance criteria have changed over time as the criteria are continually evaluated by the Group’s Remuneration Committee.
The Group recognizes the estimated fair value of performance-based awards with non-market conditions as share-based compensation expense over the performance period based upon its determination whether it is probable that the performance targets will be achieved. The Group assesses the probability of achieving the performance targets at each reporting period. Cumulative adjustments, if any, are recorded to reflect subsequent changes in the estimated outcome of performance-related conditions.
The fair value of the performance-based awards with market conditions is based on the Monte Carlo simulation analysis utilizing a Geometric Brownian Motion process with 100,000 simulations to value those shares. The model considers share price volatility, risk-free rate and other covariance of comparable public companies and other market data to predict distribution of relative share performance.
The RSUs to executives are treated as liability awards as the Group has a historical practice of settling these awards in cash, and as such, adjusted to fair value at every reporting date until settlement with changes in fair value recorded in earnings as stock based compensation expense.
In May 2024, the Group settled 237,420 vested RSUs through issuance of shares to a terminated employee. As such, the liability at the date of settlement was settled for $646 in shares.
In March 2024, the Group settled 518,721 vested RSUs through issuance of shares after paying the employees' withholding taxes in cash. As such, the liability at the date of settlement was settled for $655 in cash and $655 in shares.
In February and May 2023, the Group settled 276,425 vested RSUs through issuance of shares, after paying the employees' withholding taxes in cash. As such, the liability at dates of settlement was settled for $298 in cash and $424 in shares.
The Group recorded $973 expense and $235 income for the six months ended June 30, 2024 and 2023, respectively, in respect of all restricted stock units, of which $609 expense and $485 income, respectively, was in respect of liability settled share-based awards.
As of June 30, 2024, the carrying amount of the RSU liability awards was $3,435 with $1,886 current and $1,550 non current. As of December 31, 2023, the carrying amount of the RSU liability awards was $4,782 with $1,281 current and $3,501 non current, out of which $1,281 related to awards that met all their performance and market conditions and were settled in March and May of 2024 as discussed above.
Stock Options
During the six months ended June 30, 2024 and 2023, the Group granted 2,548,375 and 569,125 stock option awards, respectively.
Stock options are treated as equity-settled awards. The fair value of the stock options awarded by the Group was estimated at the grant date using the Black-Scholes option valuation model, considering the terms and conditions upon which options were granted, with the following weighted- average assumptions:

For the six months ended June 30,	2024	2023
Expected volatility	44.79%	43.45%
Expected terms (in years)	6.16	6.16
Risk-free interest rate	4.32%	3.66%
Expected dividend yield	—	—
Exercise price (GBP)	1.88	2.29
Underlying stock price (GBP)	1.88	2.29
These assumptions resulted in an estimated weighted-average grant-date fair value per share of stock options granted during the six months ended June 30, 2024, and 2023 of $1.19, and $1.38, respectively.
As of June 30, 2024, 9,191,140 incentive options are exercisable with a weighted-average exercise price of £2.20. Exercise prices ranged from £0.01 to £3.60.
The Group incurred share-based payment expense for the stock options of $390 and $1,215 for the six months ended June 30, 2024 and 2023, respectively.
Subsidiary Plans
The subsidiaries incurred $3,285 and $277 in share-based payment expense in respect of their share-based award plans for the six months ended June 30, 2024 and 2023, respectively.
The share-based payment expense for the six months ended June 30, 2024 is primarily related to the Seaport Plan discussed below.
In 2024, the Board of Directors of Seaport approved the 2024 Equity Incentive Plan (the “Seaport Plan”). The options granted under the Seaport Plan are equity settled and expire 10 years from the grant date. Typically, the awards vest in four years but vesting conditions can vary based on the discretion of Seaport’s Board of Directors.
The estimated grant date fair value of the equity awards is recognized as an expense over the awards’ vesting periods.
In the six months ended June 30, 2024, Seaport granted 3,450,000 shares of restricted stock to certain officers and directors, of which 1,227,778 shares are fully vested as of June 30, 2024. Seaport also granted 14,859,335 stock options awards to its non-executive Directors, executives and employees. The fair value of the restricted stock is estimated at the date of grant using the market backsolve and two-scenario option pricing model. See Note 13. Financial Instruments. The fair value of the stock option grants was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

For the six months ended June 30,	2024
Expected volatility	80.00%
Expected terms (in years)	5.75
Risk-free interest rate	4.34%
Expected dividend yield	—
Exercise price	$0.97
Underlying stock price	$0.97
These assumptions resulted in an estimated weighted-average grant-date fair value of $0.68 per share for stock options granted during the six months ended June 30, 2024.